UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03964
Dreyfus Government Cash Management Funds
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
1/31
Date of reporting period:
7/31/25
ITEM 1 - Reports to Stockholders

Dreyfus Government Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Institutional Shares – DGCXX
This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$8	0.16%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)

Repurchase Agreements
50.4%
U.S. Treasury Bills
21.7%
U.S. Government Agencies Obligations
14.2%
U.S. Treasury Floating Rate Notes
8.7%
U.S. Treasury Notes
2.3%
Net Other Assets and Liabilities
2.7%

For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0289SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Government Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Investor Shares – DGVXX
This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$21	0.42%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0672SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Government Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Administrative Shares – DAGXX
This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$14	0.27%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0567SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Government Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Participant Shares – DPGXX
This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$28	0.56%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0597SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Government Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Wealth Shares – DGQXX
This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$21	0.41%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6349SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Government Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Service Shares – DGUXX
This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$48	0.96%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6348SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Government Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
BOLD® Shares – DBLXX
This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLD®Shares*	$8	0.16%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6356SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Government Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
SPARK℠ Shares – SPKXX
This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPARK℠ Shares*	$9	0.17%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4147SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Government Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
BOLD® Future Shares – DBFXX
This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLD® Future Shares*	$24	0.47%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6358SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Government Securities Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Institutional Shares – DIPXX
This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$10	0.20%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$4,417	96
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)

U.S. Treasury Bills
46.7%
U.S. Government Agencies Obligations
44.3%
U.S. Treasury Floating Rate Notes
9.7%
U.S. Treasury Notes
1.7%
Net Other Assets and Liabilities
-2.4%

For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0227SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Government Securities Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Investor Shares – DVPXX
This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$23	0.45%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$4,417	96
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0610SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Government Securities Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Administrative Shares – DAPXX
This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$15	0.30%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$4,417	96
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0557SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Government Securities Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Participant Shares – DGPXX
This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$30	0.60%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$4,417	96
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0587SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Dreyfus Government Cash Management
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
July 31, 2025
Share Class	Ticker
Institutional Shares	DGCXX
Investor Shares	DGVXX
Administrative Shares	DAGXX
Participant Shares	DPGXX
Wealth Shares	DGQXX
Service Shares	DGUXX
BOLD® Shares	DBLXX
SPARKSM Shares	SPKXX
BOLD® Future Shares	DBFXX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Dreyfus Government Cash Management
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 14.2%
Federal Farm Credit Banks:
8/1/2025, Bonds (3 Month SOFR +0.10%)(a)	4.49	71,500,000	71,500,000
8/1/2025, Bonds (3 Month SOFR +0.12%)(a)	4.51	126,400,000	126,400,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	53,500,000	53,500,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	64,000,000	64,000,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	44,000,000	44,000,000
8/1/2025, Bonds (3 Month SOFR +0.15%)(a)	4.54	95,000,000	95,000,000
8/1/2025, Bonds (3 Month SOFR +0.16%)(a)	4.55	30,000,000	30,000,000
8/1/2025, Bonds (3 Month SOFR +0.16%)(a)	4.55	100,000,000	100,000,000
Federal Home Loan Banks:
8/1/2025, Bonds (3 Month SOFR +0.01%)(a)	4.40	255,500,000	255,500,000
8/1/2025, Bonds (3 Month SOFR +0.01%)(a)	4.40	378,000,000	378,000,000
8/1/2025, Bonds (3 Month SOFR +0.02%)(a)	4.41	350,600,000	350,600,000
8/1/2025, Bonds (3 Month SOFR +0.03%)(a)	4.42	386,000,000	386,000,000
8/1/2025, Bonds (3 Month SOFR +0.11%)(a)	4.50	72,000,000	72,000,000
8/1/2025, Bonds (3 Month SOFR +0.11%)(a)	4.50	250,000,000	250,000,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	425,000,000	425,000,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	80,000,000	80,000,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	126,000,000	126,000,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	143,000,000	143,000,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	250,000,000	250,000,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	190,000,000	190,000,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	91,000,000	91,000,000
8/1/2025, Bonds (3 Month SOFR +0.15%)(a)	4.54	100,000,000	100,000,000
8/1/2025, Bonds (3 Month SOFR +0.15%)(a)	4.54	378,000,000	378,000,000
8/1/2025, Bonds (3 Month SOFR +0.15%)(a)	4.54	274,000,000	274,000,000
8/1/2025, Bonds (3 Month SOFR +0.16%)(a)	4.55	300,000,000	300,000,000
8/1/2025, Bonds (3 Month SOFR +0.16%)(a)	4.55	305,000,000	305,000,000
8/1/2025, Bonds (3 Month SOFR +0.16%)(a)	4.55	387,000,000	387,000,000
8/1/2025, Bonds (3 Month SOFR +0.16%)(a)	4.55	555,000,000	555,000,000
8/1/2025, Bonds (3 Month SOFR +0.19%)(a)	4.58	250,000,000	250,000,000
8/1/2025, Bonds (3 Month SOFR FLAT)(a)	4.39	500,000,000	500,000,000
8/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.03%)(a)	4.42	216,000,000	216,000,000
8/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.08%)(a)	4.47	292,500,000	292,500,000
8/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.14%)(a)	4.53	328,000,000	328,000,000
8/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.16%)(a)	4.55	757,000,000	757,000,000
8/1/2025, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	4.39	680,000,000	680,000,000
8/1/2025, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	4.39	119,000,000	119,000,000
8/1/2025, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	4.39	355,000,000	355,000,000
8/1/2025, Bonds, Ser. 2 (3 Month SOFR +0.01%)(a)	4.40	358,000,000	358,000,000
8/1/2025, Bonds, Ser. 2 (3 Month SOFR FLAT)(a)	4.39	184,000,000	184,000,000
8/1/2025, Bonds, Ser. 2 (3 Month SOFR FLAT)(a)	4.39	260,000,000	260,000,000
8/1/2025, Bonds, Ser. 2 (SOFR +0.01% at Maturity)(a)	4.40	367,000,000	367,000,000
8/1/2025, Bonds, Ser. 3 (3 Month SOFR +0.02%)(a)	4.41	218,200,000	218,200,000
8/1/2025, Bonds, Ser. 3 (3 Month SOFR +0.16%)(a)	4.55	250,000,000	250,000,000
8/1/2025, Bonds, Ser. 3 (SOFR FLAT at Maturity)(a)	4.39	200,000,000	200,000,000
8/1/2025, Bonds, Ser. 4 (3 Month SOFR +0.03%)(a)	4.42	400,000,000	400,000,000
8/1/2025, Bonds, Ser. 6 (3 Month SOFR FLAT)(a)	4.39	500,000,000	500,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 14.2% (continued)
Federal Home Loan Banks (continued):
8/15/2025, Notes(b)	4.18	176,000,000	175,718,351
8/27/2025, Notes(b)	4.25	155,000,000	154,532,408
10/21/2025, Notes(b)	4.36	80,000,000	79,234,100
10/23/2025, Notes(b)	4.36	615,000,000	608,966,765
11/5/2025, Notes(b)	4.24	342,600,000	338,817,696
11/13/2025, Notes(b)	4.24	345,500,000	341,372,810
11/21/2025, Notes(b)	4.26	100,000,000	98,708,578
3/13/2026, Bonds	4.40	702,000,000	702,000,000
4/15/2026, Bonds	4.33	700,000,000	700,000,000
4/17/2026, Bonds	4.35	355,400,000	355,400,000
4/20/2026, Bonds	4.25	711,000,000	711,000,000
5/22/2026, Bonds	4.25	699,400,000	699,400,000
5/28/2026, Bonds	4.21	686,000,000	686,000,000
6/9/2026, Bonds	4.16	682,700,000	682,700,000
Federal Home Loan Mortgage Corp.:
8/1/2025, Notes (3 Month SOFR +0.11%)(a),(c)	4.50	111,700,000	111,700,000
8/1/2025, Notes (3 Month SOFR +0.12%)(a),(c)	4.51	183,600,000	183,600,000
8/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.53	95,000,000	95,000,000
8/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.53	354,000,000	354,000,000
8/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.53	149,000,000	149,000,000
Federal National Mortgage Association:
8/1/2025, Notes (3 Month SOFR +0.10%)(a),(c)	4.49	264,800,000	264,800,000
8/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.53	165,000,000	165,000,000
8/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.53	161,000,000	161,000,000
8/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.53	175,000,000	175,000,000
8/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.53	204,000,000	204,000,000
U.S. International Development Finance Corp.:
8/7/2025 (3 Month U.S. T-BILL FLAT)(a)	4.60	11,875,000	11,875,000
8/7/2025 (3 Month U.S. T-BILL FLAT)(a)	4.60	421,053	421,053
8/7/2025 (3 Month U.S. T-BILL FLAT)(a)	4.60	6,250,000	6,250,000
8/7/2025 (3 Month U.S. T-BILL FLAT)(a)	4.60	7,583,333	7,583,333
8/7/2025 (3 Month U.S. T-BILL FLAT)(a)	4.60	3,125,000	3,125,000
8/7/2025 (3 Month U.S. T-BILL FLAT)(a)	4.60	10,153,846	10,153,846
Total U.S. Government Agencies Obligations (cost $20,351,558,940)			20,351,558,940
U.S. Treasury Bills — 21.7%
10/9/2025(b)	4.10	1,452,700,000	1,441,537,727
10/16/2025(b)	4.25	1,800,000,000	1,784,204,874
10/21/2025(b)	4.34	1,253,000,000	1,241,060,474
10/23/2025(b)	4.25	1,435,000,000	1,421,250,242
10/28/2025(b)	4.30	1,486,000,000	1,470,761,891
10/30/2025(b)	4.29	1,960,000,000	1,939,464,498
11/4/2025(b)	4.29	1,297,000,000	1,282,676,256
11/13/2025(b)	4.21	1,325,000,000	1,309,286,969
11/18/2025(b)	4.34	430,000,000	424,492,775
11/20/2025(b)	4.25	529,500,000	522,749,096
11/25/2025(b)	4.34	2,737,000,000	2,699,738,792
11/28/2025(b)	4.29	2,368,150,000	2,335,478,385
12/2/2025(b)	4.27	2,100,000,000	2,070,775,581
12/4/2025(b)	4.27	1,297,000,000	1,278,310,586

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 21.7% (continued)
12/11/2025(b)	4.27	967,040,000	952,324,872
12/18/2025(b)	4.28	719,000,000	707,465,141
12/26/2025(b)	4.20	1,645,000,000	1,617,661,469
1/2/2026(b)	4.24	700,000,000	687,692,833
1/22/2026(b)	4.18	2,051,000,000	2,010,925,071
1/29/2026(b)	4.27	790,000,000	773,635,588
2/19/2026(b)	4.20	977,000,000	954,797,675
3/19/2026(b)	4.10	765,000,000	745,718,814
5/14/2026(b)	4.11	651,400,000	631,062,205
7/9/2026(b)	4.13	829,000,000	798,088,664
Total U.S. Treasury Bills (cost $31,101,160,478)			31,101,160,478
U.S. Treasury Floating Rate Notes — 8.7%
8/1/2025 (3 Month USBMMY +0.10%)(a)	4.38	2,481,000,000	2,480,958,092
8/1/2025 (3 Month USBMMY +0.15%)(a)	4.43	2,277,000,000	2,277,004,211
8/1/2025 (3 Month USBMMY +0.16%)(a)	4.44	723,000,000	723,000,000
8/1/2025 (3 Month USBMMY +0.16%)(a)	4.44	471,000,000	471,000,000
8/1/2025 (3 Month USBMMY +0.17%)(a)	4.45	1,068,000,000	1,068,000,000
8/1/2025 (3 Month USBMMY +0.18%)(a)	4.46	1,857,000,000	1,855,763,718
8/1/2025 (3 Month USBMMY +0.21%)(a)	4.49	1,680,000,000	1,680,992,957
8/1/2025 (3 Month USBMMY +0.25%)(a)	4.53	1,881,000,000	1,881,379,783
Total U.S. Treasury Floating Rate Notes (cost $12,438,098,761)			12,438,098,761
U.S. Treasury Notes — 2.3%
10/31/2025	0.25	278,800,000	276,004,234
10/31/2025	5.00	193,000,000	193,285,054
11/30/2025	2.88	147,000,000	146,295,815
11/30/2025	0.38	188,000,000	185,640,150
11/30/2025	4.88	210,000,000	210,339,491
12/31/2025	0.38	140,000,000	137,807,235
1/31/2026	4.25	230,000,000	229,944,423
2/15/2026	1.63	188,000,000	185,342,991
2/28/2026	4.63	986,600,000	988,506,372
3/31/2026	4.50	190,200,000	190,638,402
5/31/2026	4.88	202,000,000	203,106,254
6/30/2026	0.88	254,000,000	246,629,176
6/30/2026	4.63	152,000,000	152,624,914
Total U.S. Treasury Notes (cost $3,346,164,511)			3,346,164,511
Repurchase Agreements — 50.4%
ABN Amro Bank NV, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $270,032,700 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.88%, due 1/8/2026- 11/15/2040, valued at $275,400,014)	4.36	270,000,000	270,000,000
Banco Santander SA, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $60,007,150 (fully collateralized by: U.S. Treasuries (including strips), 3.75%-4.88%, due 5/31/2026-5/15/2041, valued at $61,200,096)	4.29	60,000,000	60,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 50.4% (continued)
Banco Santander SA, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $627,074,892 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 3.00%-5.50%, due 5/1/2052-1/1/2055, Federal National Mortgage Association-Agency Mortgage- Backed Securities, 5.50%, due 12/1/2054, Government National Mortgage Association-Agency Mortgage-Backed Securities, 5.50%-6.00%, due 5/20/2053-4/20/2055, U.S. Treasuries (including strips), 1.88%-3.63%, due 2/15/2041-2/15/2053, valued at $639,540,054)	4.30	627,000,000	627,000,000
Banco Santander SA, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $100,012,139 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.50%-9.00%, due 7/1/2028-1/1/2055, Federal National Mortgage Association-Agency Mortgage- Backed Securities, 2.00%-6.50%, due 2/1/2035-9/1/2057, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%- 7.00%, due 11/20/2028-7/15/2060, U.S. Treasuries (including strips), 0.50%- 2.38%, due 2/28/2026-5/15/2051, valued at $102,000,000)	4.37	100,000,000	100,000,000
Banco Santander SA, Tri-Party Agreement thru BNY, dated 7/31/2025, due at
8/1/2025 in the amount of $450,055,250 (fully collateralized by: Federal Home
Loan Banks-Agency Debentures and Agency Strips, 5.50%, due 7/15/2036,
Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage Obligation,
3.00%-8.74%, due 3/25/2027-8/15/2048, Federal Home Loan Mortgage Corp-
Agency Debentures and Agency Strips, 0.00%-5.65%, due 11/15/2038-
11/25/2054, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed
Securities, 2.00%-6.50%, due 1/1/2026-12/1/2053, Federal National Mortgage
Association-Agency Collateralized Mortgage Obligation, 0.01%-7.30%, due
6/25/2036-6/25/2055, Federal National Mortgage Association-Agency
Mortgage-Backed Securities, 1.50%-6.57%, due 1/1/2026-8/1/2054,
Government National Mortgage Association-Agency Collateralized Mortgage
Obligation, 0.13%-6.80%, due 7/20/2036-11/20/2072, Government National
Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-7.00%, due
1/15/2026-6/20/2055, Tennessee Valley Authority-Agency Debentures and
Agency Strips, 0.00%-5.25%, due 8/6/2025-9/15/2065, U.S. Treasuries
(including strips), 0.00%-4.63%, due 8/12/2025-2/15/2055, valued at
$474,631,768)
	4.42	450,000,000	450,000,000
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $500,060,694 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.50%-6.50%, due 7/1/2028-7/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 3.00%-6.00%, due 8/1/2029-8/1/2055, valued at $510,000,001)	4.37	500,000,000	500,000,000
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 5/2/2025, due at 8/1/2025 in the amount of $1,011,021,111 and maturity date of
8/4/2025 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency
Debentures and Agency Strips, 1.00%, due 11/25/2054, Federal Home Loan
Mortgage Corp-Agency Mortgage-Backed Securities, 1.50%-6.50%, due
2/1/2037-7/1/2055, Federal National Mortgage Association-Agency Mortgage-
Backed Securities, 1.50%-6.50%, due 11/1/2026-7/1/2055, Government
National Mortgage Association-Agency Collateralized Mortgage Obligation,
3.48%, due 3/20/2034, valued at $1,020,000,418)
	4.36	1,000,000,000	1,000,000,000
Bank of Montreal, Tri-Party Agreement thru BNY, dated 7/31/2025, due at
8/1/2025 in the amount of $200,024,278 (fully collateralized by: Federal Home
Loan Mortgage Corp-Agency Debentures and Agency Strips, 3.50%-5.50%, due
11/15/2052-7/25/2053, Federal National Mortgage Association-Agency
Debentures and Agency Strips, 2.00%, due 3/1/2051, Government National
Mortgage Association-Agency Collateralized Mortgage Obligation, 0.62%-
4.00%, due 4/20/2051-1/20/2073, Government National Mortgage
Association-Agency Mortgage-Backed Securities, 3.50%-7.00%, due
9/20/2042-4/15/2067, valued at $211,110,201)
	4.37	200,000,000	200,000,000

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 50.4% (continued)
Bank of Nova Scotia, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $500,060,694 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 5.00%, due 4/1/2053, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 5.00%, due 11/1/2052-3/1/2053, U.S. Treasuries (including strips), 1.25%-4.63%, due 9/15/2027-4/30/2031, valued at $510,061,934)	4.37	500,000,000	500,000,000
Barclays Bank PLC, Tri-Party Agreement thru BNY, dated 7/22/2025, due at 8/1/2025 in the amount of $500,598,611 and maturity date of 8/7/2025 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.50%, due 2/15/2035-2/15/2044, valued at $510,000,096)(d)	4.31	500,000,000	500,000,000
Barclays Bank PLC, Tri-Party Agreement thru BNY, dated 6/16/2025, due at
8/1/2025 in the amount of $1,005,520,000 and maturity date of
8/7/2025 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency
Collateralized Mortgage Obligation, 0.34%-5.30%, due 2/15/2031-
12/15/2036, Federal Home Loan Mortgage Corp-Agency Debentures and
Agency Strips, 5.55%-5.80%, due 11/25/2054-2/25/2055, Federal Home Loan
Mortgage Corp-Agency Mortgage-Backed Securities, 5.00%-6.00%, due
6/1/2052-12/1/2054, Federal National Mortgage Association-Agency
Collateralized Mortgage Obligation, 2.02%-5.75%, due 9/25/2030-
11/25/2059, Federal National Mortgage Association-Agency Mortgage-Backed
Securities, 5.50%, due 1/1/2053-11/1/2054, Government National Mortgage
Association-Agency Collateralized Mortgage Obligation, 1.74%-5.70%, due
1/20/2043-7/16/2066, Government National Mortgage Association-Agency
Mortgage-Backed Securities, 2.50%-6.50%, due 7/15/2039-7/20/2055, valued at $1,021,135,510)(d)
	4.32	1,000,000,000	1,000,000,000
BNP Paribas SA, Tri-Party Agreement thru BNY, dated 7/23/2025, due at 8/1/2025 in the amount of $1,001,077,500 and maturity date of 8/7/2025 (fully collateralized by: U.S. Treasuries (including strips), 0.38%- 4.00%, due 9/30/2027-7/31/2030, valued at $1,020,000,071)	4.31	1,000,000,000	1,000,000,000
BNP Paribas SA, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $250,000,000 and maturity date of 8/7/2025 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.25%, due 1/8/2026-6/15/2028, valued at $255,000,048)(d)	4.33	250,000,000	250,000,000
Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY, dated
7/31/2025, due at 8/1/2025 in the amount of $500,060,694 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized
Mortgage Obligation, 1.60%-4.78%, due 10/15/2038-9/15/2048, Federal
Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 0.10%-
5.45%, due 8/25/2049-12/25/2054, Federal Home Loan Mortgage Corp-
Agency Mortgage-Backed Securities, 2.50%-6.50%, due 12/1/2051-3/1/2055,
Federal National Mortgage Association-Agency Collateralized Mortgage
Obligation, 0.90%-2.00%, due 9/25/2043-10/25/2054, Federal National
Mortgage Association-Agency Debentures and Agency Strips, 3.50%, due
4/1/2049, Federal National Mortgage Association-Agency Mortgage-Backed
Securities, 1.33%-7.00%, due 7/1/2030-6/1/2060, Government National
Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-
6.02%, due 4/20/2038-5/20/2075, Government National Mortgage
Association-Agency Mortgage-Backed Securities, 2.50%-7.38%, due
11/15/2038-10/20/2072, U.S. Treasuries (including strips), 0.00%-4.53%, due
1/31/2026-5/15/2050, valued at $529,141,270)
	4.37	500,000,000	500,000,000
Citigroup Global Markets, Inc., Tri-Party Agreement thru BNY, dated 7/15/2025, due at 8/1/2025 in the amount of $2,214,550,144 and maturity date of 10/15/2025 (fully collateralized by: U.S. Treasuries (including strips), 0.13%- 4.50%, due 2/15/2028-11/15/2052, valued at $2,254,200,102)(e)	4.36	2,210,000,000	2,210,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 50.4% (continued)
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $913,110,574 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-1.63%, due 11/15/2025- 11/15/2054, valued at $931,260,008)	4.36	913,000,000	913,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $60,007,267 (fully collateralized by: U.S. Treasuries (including strips), 1.13%-4.75%, due 8/15/2040-11/15/2054, valued at $61,200,003)	4.36	60,000,000	60,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $900,109,250 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 3.00%-6.00%, due 5/1/2052-1/1/2055, Federal National Mortgage Association-Agency Mortgage- Backed Securities, 3.50%-6.50%, due 7/1/2049-6/1/2055, Government National Mortgage Association-Agency Mortgage-Backed Securities, 3.00%- 8.00%, due 10/20/2035-1/20/2054, valued at $918,000,000)	4.37	900,000,000	900,000,000
Daiwa Capital Markets America, Inc., Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $500,060,556 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.88%, due 11/15/2025-2/15/2055, valued at $510,000,007)	4.36	500,000,000	500,000,000
Daiwa Capital Markets America, Inc., Tri-Party Agreement thru BNY, dated
7/31/2025, due at 8/1/2025 in the amount of $1,925,233,674 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized
Mortgage Obligation, 3.00%, due 5/15/2043, Federal Home Loan Mortgage
Corp-Agency Debentures and Agency Strips, 0.00%-5.85%, due 7/25/2054-
6/25/2055, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed
Securities, 2.00%-6.50%, due 1/1/2032-8/1/2055, Federal National Mortgage
Association-Agency Collateralized Mortgage Obligation, 3.00%-6.00%, due
7/25/2041-5/25/2055, Federal National Mortgage Association-Agency
Mortgage-Backed Securities, 2.00%-8.00%, due 9/1/2027-7/1/2055,
Government National Mortgage Association-Agency Collateralized Mortgage
Obligation, 0.85%-5.40%, due 4/20/2051-3/20/2065, Government National
Mortgage Association-Agency Mortgage-Backed Securities, 3.50%-6.00%, due
4/20/2052-7/20/2055, U.S. Treasuries (including strips), 0.25%-4.75%, due
10/31/2025-2/15/2055, valued at $1,976,588,459)
	4.37	1,925,000,000	1,925,000,000
Deutsche Bank Securities, Inc., Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $500,060,556 (fully collateralized by: U.S. Treasuries (including strips), 1.88%-6.88%, due 8/15/2025- 5/15/2055, valued at $510,000,051)	4.36	500,000,000	500,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru State Street Corp., dated 7/31/2025, due at 8/1/2025 in the amount of $1,000,121,111 (fully collateralized by: U.S. Treasuries (including strips), 4.38%, due 7/15/2027, valued at $1,020,000,159)	4.36	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 7/31/2025, due at 8/1/2025 in the amount of $2,000,242,222 (fully collateralized by: U.S. Treasuries (including strips), 1.25%-3.88%, due 5/31/2028-6/15/2028, valued at $2,040,000,000)	4.36	2,000,000,000	2,000,000,000
Goldman Sachs & Co. LLC, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $2,000,180,556 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.75%, due 9/16/2025- 11/15/2050, valued at $2,040,000,000)	3.25	2,000,000,000	2,000,000,000
Goldman Sachs & Co. LLC, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $3,000,291,667 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.00%, due 8/7/2025-5/15/2055, valued at $3,060,000,000)	3.50	3,000,000,000	3,000,000,000

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 50.4% (continued)
Goldman Sachs & Co. LLC, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $750,091,042 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 5.50%, due 8/1/2053, Government National Mortgage Association-Agency Mortgage- Backed Securities, 2.50%-6.50%, due 4/20/2045-9/15/2057, valued at $765,000,000)	4.37	750,000,000	750,000,000
HSBC Securities USA, Inc., Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $2,050,248,847 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%-7.50%, due 5/1/2037-6/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-6.50%, due 10/1/2030-9/1/2057, valued at $2,091,000,000)	4.37	2,050,000,000	2,050,000,000
HSBC Securities USA, Inc., Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $120,014,567 (fully collateralized by: Federal Farm Credit Bank-Agency Debentures and Agency Strips, 1.40%-3.44%, due 5/28/2030-2/24/2042, Federal Home Loan Banks-Agency Debentures and Agency Strips, 5.00%, due 5/26/2037, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-7.50%, due 5/15/2027-5/20/2065, U.S. Treasuries (including strips), 0.00%, due 2/15/2028-5/15/2040, valued at $122,400,000)	4.37	120,000,000	120,000,000
ING Financial Markets LLC, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $400,048,556 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 3.50%-7.00%, due 10/15/2042-3/1/2054, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 3.50%-6.00%, due 5/1/2047-1/1/2057, valued at $408,000,000)	4.37	400,000,000	400,000,000
J.P. Morgan Securities LLC, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $500,059,722 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.50%-8.50%, due 10/1/2031-5/1/2054, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.75%-7.30%, due 12/1/2029-7/1/2055, valued at $510,000,000)	4.30	500,000,000	500,000,000
J.P. Morgan Securities LLC, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $8,876,077,326 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 1.50%-8.00%, due 1/1/2032-8/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-8.00%, due 4/1/2027-12/1/2063, valued at $9,052,500,000)	4.37	8,875,000,000	8,875,000,000
J.P. Morgan Securities LLC, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $4,000,485,556 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%-8.00%, due 8/1/2027-7/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.38%-7.00%, due 4/1/2027-7/1/2055, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-2.50%, due 6/20/2051-1/20/2052, valued at $4,080,000,000)	4.37	4,000,000,000	4,000,000,000
J.P. Morgan Securities LLC, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $625,075,868 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 4.62%, due 1/1/2032, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-7.50%, due 6/1/2030-7/1/2055, valued at $637,500,000)	4.37	625,000,000	625,000,000
J.P. Morgan Securities LLC, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $1,645,199,228 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.75%, due 7/31/2026- 5/15/2055, valued at $1,677,900,001)	4.36	1,645,000,000	1,645,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 50.4% (continued)
J.P. Morgan Securities LLC, Tri-Party Agreement thru BNY, dated 4/11/2025, due at 8/1/2025 in the amount of $2,228,883,556 and maturity date of 8/7/2025 (fully collateralized by: U.S. Treasuries (including strips), 0.00%- 4.75%, due 11/15/2025-11/15/2053, valued at $2,244,000,000)(d)	4.22	2,200,000,000	2,200,000,000
J.P. Morgan Securities LLC, (1 Month SOFR + 0.01%), Tri-Party Agreement thru BNY, dated 7/31/2025, due at interest rate reset date of 8/1/2025 in the amount of $843,143,233 and a maturity date of 8/7/25 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 4.00%-6.00%, due 10/1/2034-5/1/2047, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.00%-7.00%, due 3/1/2030- 3/1/2062, valued at $856,800,000)(a),(d),(f)	4.40	840,000,000	840,000,000
J.P. Morgan Securities LLC, (1 Month SOFR + 0.02%), Tri-Party Agreement thru
BNY, dated 7/31/2025, due at interest rate reset date of 8/1/2025 in the amount of $353,320,196 and a maturity date of 8/7/25 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage
Obligation, 0.00%-9.85%, due 1/25/2029-8/25/2056, Federal Home Loan
Mortgage Corp-Agency Debentures and Agency Strips, 0.05%-1.64%, due
7/25/2053-8/25/2055, Federal National Mortgage Association-Agency
Collateralized Mortgage Obligation 0.75%-5.00%, due 8/25/2033-8/25/2055,
Government National Mortgage Association-Agency Collateralized Mortgage
Obligation, 0.00%-6.20%, due 6/20/2043-7/20/2055, valued at
$380,160,000)(a),(d),(f)
	4.41	352,000,000	352,000,000
J.P. Morgan Securities LLC, (1 Month SOFR + 0.16%), Tri-Party Agreement thru
BNY, dated 7/31/2025, due at interest rate reset date of 8/1/2025 in the amount of $1,500,787,311 and a maturity date of 10/30/25 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage
Obligation, 0.00%-10.72%, due 12/26/2028-1/15/2042, Federal Home Loan
Mortgage Corp-Agency Debentures and Agency Strips, 0.00%-7.50%, due
1/15/2036-7/25/2054, Federal National Mortgage Association-Agency
Collateralized Mortgage Obligation, 0.30%-13.25%, due 11/25/2027-
1/25/2055, Federal National Mortgage Association-Agency Debentures and
Agency Strips, 0.00%-7.00%, due 6/1/2031-5/1/2055, Federal National
Mortgage Association-Agency Mortgage-Backed Securities, 3.63%, due
8/25/2030, Government National Mortgage Association-Agency Collateralized
Mortgage Obligation, 0.00%-9.33%, due 6/16/2041-3/16/2066, valued at
$1,585,402,543)(a),(e),(f)
	4.55	1,495,000,000	1,495,000,000
Mizuho Securities USA, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $1,000,121,111 (fully collateralized by: U.S. Treasuries (including strips), 1.38%-4.63%, due 9/15/2025- 2/15/2040, valued at $1,020,000,074)	4.36	1,000,000,000	1,000,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $1,205,145,939 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.88%, due 8/14/2025-5/15/2053, valued at $1,229,100,023)	4.36	1,205,000,000	1,205,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $4,250,515,903 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 3.00%-6.50%, due 11/1/2039-7/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-7.50%, due 1/1/2026- 12/1/2061, Government National Mortgage Association-Agency Mortgage- Backed Securities, 4.50%-7.00%, due 8/20/2039-6/20/2055, U.S. Treasuries (including strips), 0.13%-2.38%, due 1/15/2026-1/15/2032, valued at $4,335,000,070)	4.37	4,250,000,000	4,250,000,000

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 50.4% (continued)
Royal Bank Of Canada, Tri-Party Agreement thru BNY, dated 4/23/2025, due at
8/1/2025 in the amount of $3,035,333,333 and maturity date of
8/7/2025 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency
Collateralized Mortgage Obligation, 1.26%-12.58%, due 6/15/2027-
1/15/2047, Federal Home Loan Mortgage Corp-Agency Debentures and Agency
Strips, 5.30%-6.00%, due 8/25/2054-2/25/2055, Federal Home Loan
Mortgage Corp-Agency Mortgage-Backed Securities, 3.00%-7.50%, due
8/1/2037-6/1/2055, Federal National Mortgage Association-Agency
Collateralized Mortgage Obligation, 2.40%, due 1/25/2032, Federal National
Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-6.50%, due
12/1/2028-6/1/2055, Government National Mortgage Association-Agency
Collateralized Mortgage Obligation, 1.50%-7.10%, due 5/20/2036-3/20/2055,
U.S. Treasuries (including strips), 2.88%-5.38%, due 2/15/2031-5/15/2032, valued at $3,145,324,127)(d)
	4.24	3,000,000,000	3,000,000,000
Royal Bank Of Canada, Tri-Party Agreement thru BNY, dated 6/4/2025, due at
8/1/2025 in the amount of $2,013,791,111 and maturity date of
8/7/2025 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency
Mortgage-Backed Securities, 5.00%-6.00%, due 10/1/2054-1/1/2055, Federal
National Mortgage Association-Agency Collateralized Mortgage Obligation,
2.33%, due 1/25/2041, Federal National Mortgage Association-Agency
Mortgage-Backed Securities, 2.00%-2.50%, due 8/1/2050-2/1/2051,
Government National Mortgage Association-Agency Collateralized Mortgage
Obligation, 5.00%-5.65%, due 2/20/2053-2/20/2065, Government National
Mortgage Association-Agency Mortgage-Backed Securities, 3.00%-7.00%, due
5/20/2051-5/20/2065, U.S. Treasuries (including strips), 0.38%-4.50%, due
1/31/2026-11/15/2044, valued at $2,071,747,281)(d)
	4.28	2,000,000,000	2,000,000,000
Societe Generale, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $3,150,381,500 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.00%, due 10/7/2025- 2/15/2052, valued at $3,213,000,018)	4.36	3,150,000,000	3,150,000,000
Societe Generale, (1 Month SOFR FLAT), Agreement thru BNY, dated 7/31/2025, due at interest rate reset date of 8/1/2025 in the amount of $1,000,120,000 and a maturity date of 8/7/25 (fully collateralized by: U.S. Treasuries (including strips), 3.88%-4.38%, due 10/15/2027- 8/15/2033, valued at $1,020,000,026)(a),(d),(f)	4.39	1,000,000,000	1,000,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $100,012,111 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-5.00%, due 10/31/2025-2/15/2054, valued at $102,000,001)	4.36	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $200,024,222 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-5.25%, due 9/30/2025-2/15/2050, valued at $204,000,001)	4.36	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $2,000,242,222 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.50%, due 8/15/2025-5/15/2055, valued at $2,040,000,079)	4.36	2,000,000,000	2,000,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $2,050,248,847 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 1.50%-7.00%, due 8/1/2034-8/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-7.50%, due 3/1/2028- 6/1/2062, Government National Mortgage Association-Agency Mortgage- Backed Securities, 6.50%, due 11/20/2054-2/20/2055, U.S. Treasuries (including strips), 0.00%-4.88%, due 8/15/2025-8/15/2051, valued at $2,091,000,075)	4.37	2,050,000,000	2,050,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 50.4% (continued)
TD Securities (USA) LLC, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $200,024,333 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 0.00%-6.00%, due 10/25/2038-11/25/2053, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 3.00%-6.50%, due 1/1/2047-4/1/2055, Federal National Mortgage Association-Agency Debentures and Agency Strips, 2.00%- 6.50%, due 4/25/2042-9/1/2053, Federal National Mortgage Association- Agency Mortgage-Backed Securities, 7.50%, due 4/1/2054, valued at $204,000,001)	4.38	200,000,000	200,000,000
UBS Securities LLC, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $300,036,333 (fully collateralized by: Cash Collateral Pledge in amount of 10,478,682, U.S. Treasuries (including strips), 0.00%-6.25%, due 8/5/2025-2/15/2055, valued at $306,000,000)	4.36	300,000,000	300,000,000
Wells Fargo Securities LLC, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $4,500,546,250 (fully collateralized by: Federal
Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%-6.50%,
due 10/20/2027-7/1/2055, Federal National Mortgage Association-Agency
Mortgage-Backed Securities, 2.00%-7.00%, due 1/1/2027-3/1/2063,
Government National Mortgage Association-Agency Collateralized Mortgage
Obligation, 0.00%-7.00%, due 7/20/2034-4/20/2063, Government National
Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-7.00%, due
6/15/2039-7/20/2065, U.S. Treasuries (including strips), 0.00%-4.63%, due
5/15/2033-2/15/2055, valued at $4,660,712,683)
	4.37	4,500,000,000	4,500,000,000
Wells Fargo Securities LLC, Tri-Party Agreement thru BNY, dated 7/31/2025, due at 8/1/2025 in the amount of $1,500,182,083 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 1.50%-7.50%, due 6/1/2026-8/1/2055, valued at $1,530,000,001)	4.37	1,500,000,000	1,500,000,000
Total Repurchase Agreements (cost $72,272,000,000)			72,272,000,000
Total Investments (cost $139,508,982,690)		97.3%	139,508,982,690
Cash and Receivables (Net)		2.7%	3,930,007,762
Net Assets		100.0%	143,438,990,452

SOFR—Secured Overnight Financing Rate
U.S. T-BILL—U.S. Treasury Bill
USBMMY—U.S. Treasury Bill Money Market Yield

(a)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

(b)	Security is a discount security. Income is recognized through the accretion of discount.
(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(d)	The securities have a put feature of which the fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)
Illiquid security; investment has put feature or term repurchase agreement date of more than seven business days. The interest rate shown is the current rate as of
July 31, 2025. At July 31, 2025, the value of these securities amounted to $3,705,000,000 or 2.6% of net assets.

(f)
Evergreen Repurchase agreement—Either party may terminate the agreement on demand specified in the agreement. Interest rate, principal amount and collateral are redetermined periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	67,236,982,690	67,236,982,690
Repurchase agreements, at value and amortized cost—Note 1(b)	72,272,000,000	72,272,000,000
Cash		6,525,886,380
Interest receivable		278,810,646
Receivable for shares of Beneficial Interest subscribed		86,357,990
Prepaid expenses		1,457,607
		146,401,495,313
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		29,985,383
Payable for investment securities purchased		2,825,175,581
Payable for shares of Beneficial Interest redeemed		106,765,235
Trustees’ fees and expenses payable		63,891
Other accrued expenses		514,771
		2,962,504,861
Net Assets ($)		143,438,990,452
Composition of Net Assets ($):
Paid-in capital		143,440,771,799
Total distributable earnings (loss)		(1,781,347)
Net Assets ($)		143,438,990,452

Net Asset Value Per Share	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares
Net Assets ($)	96,798,419,928	14,366,525,052	3,624,000,480	3,886,759,578
Shares Outstanding	96,799,543,183	14,366,759,559	3,624,105,109	3,886,795,340
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

Net Asset Value Per Share	Wealth Shares	Service Shares	BOLD® Shares	SPARKSM Shares	BOLD® Future Shares
Net Assets ($)	9,651,293,809	6,672,650,568	5,633,838,294	2,805,462,742	40,001
Shares Outstanding	9,651,422,166	6,672,756,080	5,633,941,634	2,805,488,212	40,000
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended July 31, 2025 (Unaudited)

Investment Income ($):
Interest Income	2,882,216,770
Expenses:
Management fee—Note 2(a)	131,890,780
Shareholder servicing costs—Note 2(b)	42,266,243
Administrative services fees—Note 2(c)	20,956,691
Registration fees	1,186,974
Custodian fees—Note 2(c)	687,141
Trustees’ fees and expenses—Note 2(d)	307,082
Professional fees	42,403
Prospectus and shareholders’ reports	39,754
Chief Compliance Officer fees—Note 2(c)	13,746
Shareholder and regulatory reports service fees—Note 2(c)	7,875
Miscellaneous	488,250
Total Expenses	197,886,939
Less—reduction in expenses due to undertaking—Note 2(a)	(26,384,347)
Less—reduction in fees due to earnings credits—Note 2(c)	(3,433)
Net Expenses	171,499,159
Net Investment Income, representing net increase in net assets resulting from operations	2,710,717,611
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025(a),(b)

Operations ($):
Net investment income	2,710,717,611	6,007,027,856
Net realized gain (loss) on investments	-	(246,525)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,710,717,611	6,006,781,331
Distributions ($):
Distributions to shareholders:
Institutional Shares	(1,841,697,226)	(4,178,389,923)
Investor Shares	(248,032,281)	(519,888,638)
Administrative Shares	(71,340,442)	(146,851,484)
Participant Shares	(58,505,370)	(128,975,749)
Wealth Shares	(189,112,288)	(378,359,355)
Service Shares	(115,517,045)	(281,724,631)
BOLD® Shares	(118,260,849)	(298,288,077)
SPARKSM Shares	(68,216,999)	(74,548,798)
BOLD® Future Shares	(773)	(1,201)
Total Distributions	(2,710,683,273)	(6,007,027,856)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	287,733,287,021	564,286,732,003
Investor Shares	15,220,488,170	24,990,998,948
Administrative Shares	5,060,761,834	10,219,613,787
Participant Shares	9,948,285,310	18,545,574,879
Wealth Shares	6,014,528,064	12,729,329,479
Service Shares	6,001,262,599	12,553,447,588
BOLD® Shares	16,566,446,052	43,035,439,419
SPARKSM Shares	4,546,860,794	8,464,676,893
BOLD® Future Shares	-	40,000
Distributions reinvested:
Institutional Shares	372,722,017	928,254,592
Investor Shares	220,227,283	455,153,587
Administrative Shares	53,595,066	109,343,069
Participant Shares	24,549,838	87,397,603
Wealth Shares	187,042,089	374,752,965
Service Shares	110,843,328	270,553,714
BOLD® Shares	4,996,655	9,606,883
Cost of shares redeemed:
Institutional Shares	(284,701,863,627)	(559,132,517,136)
Investor Shares	(13,539,896,615)	(24,271,468,181)
Administrative Shares	(4,866,657,074)	(9,703,666,736)
Participant Shares	(9,709,004,411)	(17,968,399,326)
Wealth Shares	(6,281,587,422)	(10,858,603,348)
Service Shares	(6,645,721,031)	(12,170,341,986)
BOLD® Shares	(16,953,689,219)	(42,832,247,239)
SPARKSM Shares	(4,579,641,383)	(6,603,463,438)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	4,787,835,338	13,520,208,019
Total Increase (Decrease) in Net Assets	4,787,869,676	13,519,961,494

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025(a),(b)

Net Assets ($):
Beginning of Period	138,651,120,776	125,131,159,282
End of Period	143,438,990,452	138,651,120,776

(a)	On June 4, 2024, the fund commenced offering BOLD® Future shares.
(b)	During the period ended January 31, 2025, 17,854 Service shares representing $17,910 were exchanged for 17,910 Wealth shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Institutional Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.021	.050	.050	.019	.000 (a)	.002
Distributions:
Dividends from net investment income	(.021 )	(.050 )	(.050 )	(.019 )	(.000 )(a)	(.002 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.10 (b)	5.07	5.12	1.90	.03	.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20 (c)	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets(d)	.16 (c),(e)	.17 (e)	.17 (e)	.14 (e)	.04	.15
Ratio of net investment income to average net assets(d)	4.21 (c),(e)	4.94 (e)	4.97 (e)	1.92 (e)	.03	.20
Net Assets, end of period ($ x 1,000)	96,798,420	93,394,107	87,311,731	123,699,383	107,504,150	82,115,918

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Investor Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.020	.047	.048	.017	.000 (a)	.002
Distributions:
Dividends from net investment income	(.020 )	(.047 )	(.048 )	(.017 )	(.000 )(a)	(.002 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.98 (b)	4.81	4.86	1.69	.03	.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46 (c)	.46	.46	.46	.45	.46
Ratio of net expenses to average net assets(d)	.42 (c),(e)	.42 (e)	.43 (e)	.37 (e)	.03	.22
Ratio of net investment income to average net assets(d)	3.96 (c),(e)	4.71 (e)	4.79 (e)	1.89 (e)	.03	.14
Net Assets, end of period ($ x 1,000)	14,366,525	12,465,794	11,291,168	7,060,619	3,717,395	2,957,837

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Administrative Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.020	.049	.049	.018	.000 (a)	.002
Distributions:
Dividends from net investment income	(.020 )	(.049 )	(.049 )	(.018 )	(.000 )(a)	(.002 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.05 (b)	4.97	5.02	1.82	.03	.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31 (c)	.31	.31	.30	.31	.31
Ratio of net expenses to average net assets(d)	.27 (c),(e)	.27 (e)	.27 (e)	.23 (e)	.04	.19
Ratio of net investment income to average net assets(d)	4.10 (c),(e)	4.84 (e)	4.90 (e)	1.74 (e)	.03	.16
Net Assets, end of period ($ x 1,000)	3,624,000	3,376,318	2,751,013	2,872,019	5,310,286	2,927,070

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Participant Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.019	.046	.046	.016	.000 (a)	.001
Distributions:
Dividends from net investment income	(.019 )	(.046 )	(.046 )	(.016 )	(.000 )(a)	(.001 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.90 (b)	4.66	4.71	1.58	.03	.14
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60 (c)	.61	.61	.60	.61	.61
Ratio of net expenses to average net assets(d)	.56 (c),(e)	.57 (e)	.58 (e)	.46 (e)	.04	.26
Ratio of net investment income to average net assets(d)	3.81 (c),(e)	4.59 (e)	4.64 (e)	1.52 (e)	.03	.13
Net Assets, end of period ($ x 1,000)	3,886,760	3,622,940	2,958,453	1,931,271	1,982,627	1,482,523

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Wealth Shares		2025	2024	2023	2022	2021(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.020	.047	.048	.017	.000 (b)	.000 (b)
Distributions:
Dividends from net investment income	(.020 )	(.047 )	(.048 )	(.017 )	(.000 )(b)	(.000 )(b)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.98 (c)	4.81	4.86	1.69	.03	.00 (c),(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45 (e)	.46	.48	.46	.47	.55 (e)
Ratio of net expenses to average net assets(f)	.41 (e),(g)	.42 (g)	.44 (g)	.35 (g)	.05	.19 (e)
Ratio of net investment income to average net assets(f)	3.96 (e),(g)	4.69 (g)	4.83 (g)	1.52 (g)	.03	.02 (e)
Net Assets, end of period ($ x 1,000)	9,651,294	9,731,250	7,485,846	1,980,525	2,644,768	1,226

(a)	On November 16, 2020, the fund commenced offering Wealth shares.
(b)	Amount represents less than $.001 per share.
(c)	Not annualized.
(d)	Amount represents less than .01%.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Service Shares		2025	2024	2023	2022	2021(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.017	.042	.042	.013	.000 (b)	.000 (b)
Distributions:
Dividends from net investment income	(.017 )	(.042 )	(.042 )	(.013 )	(.000 )(b)	(.000 )(b)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.70 (c)	4.24	4.29	1.29	.03	.00 (c),(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00 (e)	1.01	1.01	1.01	1.02	1.07 (e)
Ratio of net expenses to average net assets(f)	.96 (e),(g)	.97 (g)	.98 (g)	.77 (g)	.05	.13 (e)
Ratio of net investment income to average net assets(f)	3.41 (e),(g)	4.15 (g)	4.22 (g)	1.32 (g)	.03	.01 (e)
Net Assets, end of period ($ x 1,000)	6,672,651	7,206,318	6,552,644	4,860,265	3,654,871	48

(a)	On November 16, 2020, the fund commenced offering Service shares.
(b)	Amount represents less than $.001 per share.
(c)	Not annualized.
(d)	Amount represents less than .01%.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
BOLD® Shares		2025	2024	2023(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.021	.050	.050	.019
Distributions:
Dividends from net investment income	(.021 )	(.050 )	(.050 )	(.019 )
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	2.11 (b)	5.08	5.12	1.90 (b)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20 (c)	.21	.21	.22 (c)
Ratio of net expenses to average net assets(d),(e)	.16 (c)	.17	.18	.16 (c)
Ratio of net investment income to average net assets(d),(e)	4.21 (c)	4.96	5.04	2.51 (c)
Net Assets, end of period ($ x 1,000)	5,633,838	6,016,121	5,803,269	3,568,061

(a)	On February 23, 2022, the fund commenced offering BOLD® Shares.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
SPARKSM Shares		2025	2024(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.021	.050	.024
Distributions:
Dividends from net investment income	(.021 )	(.050 )	(.024 )
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	2.11 (b)	5.08	2.46 (b)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21 (c)	.22	.24 (c)
Ratio of net expenses to average net assets(d),(e)	.17 (c)	.18	.18 (c)
Ratio of net investment income to average net assets(d),(e)	4.21 (c)	4.80	5.22 (c)
Net Assets, end of period ($ x 1,000)	2,805,463	2,838,233	977,036

(a)	On August 15, 2023, the fund commenced offering SPARKSM shares.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

BOLD® Future Shares	Six Months Ended July 31, 2025 (Unaudited)	Period Ended January 31, 2025(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Net investment income	.019	.030
Distributions:
Dividends from net investment income	(.019 )	(.030 )
Net asset value, end of period	1.00	1.00
Total Return (%)	1.95 (b)	3.04 (b)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56 (c)	.66 (c)
Ratio of net expenses to average net assets(d)	.47 (c)	.47 (c)
Ratio of net investment income to average net assets(d)	3.90 (c)	4.54 (c)
Net Assets, end of period ($ x 1,000)	40	40

(a)	On June 4, 2024, the fund commenced offering BOLD® Future shares.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Dreyfus Government Cash Management (the “fund”) is a separate diversified series of Dreyfus Government Cash Management Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional, Investor, Administrative, Participant, Wealth, Service, BOLD®, SPARKSM and BOLD® Future. Institutional, Investor, Administrative, Participant, Wealth, Service and BOLD® Future shares of the fund are subject to a Shareholder Services Plan. Participant, Service and BOLD® Future shares of the fund are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of July 31, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding BOLD® Future shares of the fund.
The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of  Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Government Agencies Obligations	—	20,351,558,940	—	20,351,558,940
U.S. Treasury Bills	—	31,101,160,478	—	31,101,160,478
U.S. Treasury Floating Rate Notes	—	12,438,098,761	—	12,438,098,761
U.S. Treasury Notes	—	3,346,164,511	—	3,346,164,511
Repurchase Agreements	—	72,272,000,000	—	72,272,000,000
	—	139,508,982,690	—	139,508,982,690

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Liabilities. As of July 31, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of Repurchase Agreements, at value, as disclosed in the Statement of Assets and Liabilities	72,272,000,000	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(72,272,000,000)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Interest Rate Risk:  This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.
U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended July 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2025, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Each tax year in the three-year period ended January 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $1,815,685 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2025. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended January 31, 2025 was as follows: ordinary income $6,007,027,856. The tax character of current year distributions will be determined at the end of the current fiscal year.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from the fees paid to the Adviser, or the Adviser will bear such excess expense. During the period ended July 31, 2025, there was no expense reimbursement pursuant to the Agreement.
The Adviser has contractually agreed, from February 1, 2025 through May 30, 2026, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets. On or after May 30, 2026, the Adviser may terminate this waiver agreement at any time. In addition, the Adviser has voluntarily agreed to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund’s average daily net assets. The Adviser may terminate this waiver agreement at any time.
The Adviser has contractually agreed, from February 1, 2025 through May 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth, Service, BOLD® shares, SPARKSM shares and BOLD® Future shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .62%, 1.01%, .18%, .18% and .47%, respectively, of the value of applicable share class’ average daily net assets. To the extent that it is necessary for the Adviser, to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after May 30, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to these undertakings amounted to $26,384,347 during the period ended July 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) Under the Compensation Shareholder Services Plan, with respect to Investor, Administrative, Participant, Wealth, Service and BOLD® Future shares (the “Compensation Shareholder Services Plan”), Investor, Administrative, Participant, Wealth, Service and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
BOLD® Future shares pay the Distributor at an annual rate of .25%, .10%, .25%, .25%, .25% and .25%, respectively, of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 2025, Investor, Administrative, Participant, Wealth, Service and BOLD® Future shares were charged $15,677,860, $1,738,467, $3,842,012, $11,951,170, $8,477,943 and $50, respectively, pursuant to each of their respective Compensation Shareholder Services Plan.
Under the Reimbursement Shareholder Services Plan with respect to Institutional shares (the “Reimbursement Shareholder Services Plan”), Institutional shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Institutional shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional shares of the fund, and services related to the maintenance of shareholder accounts. During the period ended July 31, 2025, Institutional shares were charged $424,534 pursuant to the Reimbursement Shareholder Services Plan.
(c) Under the Administrative Services Plan with respect to Participant, Service and BOLD® Future shares, pursuant to which the fund may pay the Distributor for the provision of certain type of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor at an annual rate of .15%, .55% and .05%, respectively, of the value of the fund’s Participant, Service and BOLD® Future shares average daily net assets for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended July 31, 2025, Participant, Service and BOLD® Future shares were charged $2,305,207, $18,651,474 and $10, respectively, pursuant to the Administrative Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended July 31, 2025, the fund was charged $43,107 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3,433.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended July 31, 2025, the fund was charged $687,141 pursuant to the custody agreement.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended July 31, 2025, the fund was charged $2,501 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended July 31, 2025, the fund was charged $13,746 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended July 31, 2025, the Custodian was compensated $7,875 for financial reporting and regulatory services.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $23,440,716, Administrative Services Plan fees of $3,435,173, Shareholder Services Plans fees of $7,334,886, Custodian fees of $439,927, Chief Compliance Officer fees of $1,496, Transfer Agent fees of $15,038, Checkwriting fees of $750 and Shareholder and regulatory reports service fees of $5,958, which are offset against an expense reimbursement currently in effect in the amount of $4,688,561.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $320,828.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on May 21, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund (“Independent Trustees”), were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of institutional U.S. government money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional U.S. government money market funds (the “Performance Universe”), all for various periods ended March 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional U.S. government money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was at the Performance Group median for all periods, except for the one-year period when the fund’s gross total return performance was slightly below the Performance Group median, and was at or slightly above the Performance Universe median for all periods. The Board also considered that the fund’s net total return performance was slightly below the Performance Group median for all periods, except for the ten-year period when the fund’s net total return performance was at the Performance Group median, and was above the Performance Universe median, and ranked in the first quartile of the Performance Universe, for all periods. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians during the periods under review.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver and expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and at the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver and expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.

●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-0289NCSRSA0725

Dreyfus Government Securities Cash Management
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
July 31, 2025
Share Class	Ticker
Institutional Shares	DIPXX
Investor Shares	DVPXX
Administrative Shares	DAPXX
Participant Shares	DGPXX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Dreyfus Government Securities Cash Management
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 44.3%
Federal Farm Credit Banks:
8/1/2025, Bonds (3 Month SOFR +0.03%)(a)	4.42	50,000,000	50,000,000
8/1/2025, Bonds (3 Month SOFR +0.06%)(a)	4.45	9,400,000	9,400,000
8/1/2025, Bonds (3 Month SOFR +0.10%)(a)	4.49	2,500,000	2,500,000
8/1/2025, Bonds (3 Month SOFR +0.12%)(a)	4.51	4,000,000	4,000,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	15,000,000	15,000,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	4,000,000	4,000,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	11,900,000	11,900,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	10,000,000	10,000,000
8/1/2025, Bonds (3 Month SOFR FLAT)(a)	4.39	63,000,000	63,000,000
9/16/2025, Notes(b)	4.31	50,000,000	49,729,750
10/7/2025, Notes(b)	4.35	57,000,000	56,548,085
Federal Home Loan Banks:
8/1/2025, Bonds (3 Month SOFR +0.01%)(a)	4.40	23,000,000	23,000,000
8/1/2025, Bonds (3 Month SOFR +0.01%)(a)	4.40	100,000,000	100,000,000
8/1/2025, Bonds (3 Month SOFR +0.02%)(a)	4.41	11,000,000	11,000,000
8/1/2025, Bonds (3 Month SOFR +0.11%)(a)	4.50	2,100,000	2,100,000
8/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.53	5,000,000	5,000,000
8/1/2025, Bonds (3 Month SOFR +0.15%)(a)	4.54	15,000,000	15,000,000
8/1/2025, Bonds (3 Month SOFR +0.16%)(a)	4.55	22,000,000	22,000,000
8/1/2025, Bonds (3 Month SOFR FLAT)(a)	4.39	50,000,000	50,000,000
8/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.08%)(a)	4.47	11,000,000	11,000,000
8/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.14%)(a)	4.53	10,000,000	10,000,000
8/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.16%)(a)	4.55	5,000,000	5,000,000
8/1/2025, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	4.39	25,000,000	25,000,000
8/1/2025, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	4.39	45,000,000	45,000,000
8/1/2025, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	4.39	12,000,000	12,000,000
8/1/2025, Bonds, Ser. 1 (SOFR +0.01% at Maturity)(a)	4.40	34,000,000	34,000,000
8/1/2025, Bonds, Ser. 2 (3 Month SOFR +0.01%)(a)	4.40	10,000,000	10,000,000
8/1/2025, Bonds, Ser. 2 (3 Month SOFR +0.02%)(a)	4.41	42,000,000	42,000,000
8/1/2025, Bonds, Ser. 2 (3 Month SOFR FLAT)(a)	4.39	50,000,000	50,000,000
8/1/2025, Bonds, Ser. 2 (3 Month SOFR FLAT)(a)	4.39	66,000,000	66,000,000
8/1/2025, Bonds, Ser. 7 (SOFR FLAT at Maturity)(a)	4.39	85,600,000	85,600,000
8/1/2025, Notes(b)	4.26	125,000,000	125,000,000
8/13/2025, Notes(b)	4.33	358,000,000	357,491,667
8/15/2025, Notes(b)	4.30	156,000,000	155,742,909
8/27/2025, Notes(b)	4.25	5,000,000	4,984,916
9/5/2025, Notes(b)	4.31	22,000,000	21,909,546
9/10/2025, Notes(b)	4.35	58,000,000	57,724,564
9/16/2025, Notes(b)	4.27	50,000,000	49,732,306
9/25/2025, Notes(b)	4.30	100,000,000	99,356,042
10/7/2025, Notes(b)	4.30	40,000,000	39,686,961
10/21/2025, Notes(b)	4.36	20,000,000	19,808,525
11/5/2025, Notes(b)	4.24	11,500,000	11,373,040
11/13/2025, Notes(b)	4.24	11,200,000	11,066,210
3/13/2026, Bonds	4.40	23,000,000	23,000,000
4/15/2026, Bonds	4.33	11,000,000	11,000,000
5/22/2026, Bonds	4.25	23,000,000	23,000,000
3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 44.3% (continued)
Federal Home Loan Banks (continued):
5/28/2026, Bonds	4.21	22,700,000	22,700,000
6/9/2026, Bonds	4.16	23,000,000	23,000,000
Total U.S. Government Agencies Obligations (cost $1,956,354,521)			1,956,354,521
U.S. Treasury Bills — 46.7%
8/5/2025(b)	4.34	40,000,000	39,980,978
8/21/2025(b)	4.33	98,000,000	97,767,795
8/26/2025(b)	4.30	20,000,000	19,941,250
8/28/2025(b)	4.33	200,000,000	199,361,000
9/4/2025(b)	4.34	50,000,000	49,798,833
9/9/2025(b)	4.35	200,000,000	199,073,750
9/11/2025(b)	4.35	150,000,000	149,270,541
9/16/2025(b)	4.35	100,000,000	99,454,389
9/23/2025(b)	4.36	180,000,000	178,868,156
9/30/2025(b)	4.32	50,000,000	49,666,333
10/2/2025(b)	4.33	60,000,000	59,562,383
10/7/2025(b)	4.30	50,000,000	49,608,701
10/9/2025(b)	4.21	142,500,000	141,374,984
10/16/2025(b)	4.15	28,000,000	27,760,009
10/23/2025(b)	4.14	15,000,000	14,859,938
10/28/2025(b)	4.30	80,000,000	79,179,644
10/30/2025(b)	4.17	64,000,000	63,347,938
11/4/2025(b)	4.29	40,000,000	39,558,250
11/13/2025(b)	4.21	61,000,000	60,276,102
11/18/2025(b)	4.34	13,700,000	13,524,537
11/20/2025(b)	4.26	15,000,000	14,808,063
11/25/2025(b)	4.34	40,000,000	39,455,445
11/28/2025(b)	4.29	85,000,000	83,827,685
12/2/2025(b)	4.27	20,000,000	19,721,672
12/4/2025(b)	4.27	63,000,000	62,092,187
12/11/2025(b)	4.27	31,300,000	30,823,718
12/26/2025(b)	4.20	53,000,000	52,119,184
1/22/2026(b)	4.16	45,000,000	44,124,563
2/19/2026(b)	4.20	32,300,000	31,565,982
3/19/2026(b)	4.10	12,000,000	11,697,550
5/14/2026(b)	4.11	42,300,000	40,979,323
Total U.S. Treasury Bills (cost $2,063,450,883)			2,063,450,883
U.S. Treasury Floating Rate Notes — 9.7%
8/1/2025 (3 Month USBMMY +0.10%)(a)	4.38	91,000,000	90,998,697
8/1/2025 (3 Month USBMMY +0.15%)(a)	4.43	95,000,000	95,000,126
8/1/2025 (3 Month USBMMY +0.16%)(a)	4.44	23,000,000	23,000,000
8/1/2025 (3 Month USBMMY +0.16%)(a)	4.44	15,000,000	15,000,000
8/1/2025 (3 Month USBMMY +0.17%)(a)	4.45	64,000,000	64,003,039
8/1/2025 (3 Month USBMMY +0.18%)(a)	4.46	57,000,000	56,962,115
8/1/2025 (3 Month USBMMY +0.21%)(a)	4.49	37,000,000	37,016,681
8/1/2025 (3 Month USBMMY +0.25%)(a)	4.53	47,000,000	47,008,447
Total U.S. Treasury Floating Rate Notes (cost $428,989,105)			428,989,105
4

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Notes — 1.7%
10/31/2025	0.25	7,700,000	7,622,786
10/31/2025	5.00	5,000,000	5,007,385
11/30/2025	2.88	4,300,000	4,279,401
11/30/2025	4.88	6,100,000	6,109,861
2/15/2026	1.63	6,000,000	5,915,202
2/28/2026	4.63	27,000,000	27,052,188
3/31/2026	4.50	6,000,000	6,013,830
5/31/2026	4.88	6,000,000	6,032,859
6/30/2026	4.63	7,500,000	7,530,835
Total U.S. Treasury Notes (cost $75,564,347)			75,564,347
Total Investments (cost $4,524,358,856)		102.4%	4,524,358,856
Liabilities, Less Cash and Receivables		(2.4%)	(107,680,913)
Net Assets		100.0%	4,416,677,943

SOFR—Secured Overnight Financing Rate
USBMMY—U.S. Treasury Bill Money Market Yield

(a)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

(b)	Security is a discount security. Income is recognized through the accretion of discount.
See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	4,524,358,856	4,524,358,856
Cash		5,077,987
Receivable for shares of Beneficial Interest subscribed		8,903,494
Interest receivable		5,004,833
Prepaid expenses		99,484
		4,543,444,654
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		891,628
Payable for investment securities purchased		123,388,006
Payable for shares of Beneficial Interest redeemed		2,388,679
Trustees’ fees and expenses payable		4,207
Other accrued expenses		94,191
		126,766,711
Net Assets ($)		4,416,677,943
Composition of Net Assets ($):
Paid-in capital		4,416,729,541
Total distributable earnings (loss)		(51,598)
Net Assets ($)		4,416,677,943

Net Asset Value Per Share	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares
Net Assets ($)	3,513,130,056	352,816,787	409,517,568	141,213,532
Shares Outstanding	3,513,177,036	352,818,684	409,520,081	141,217,542
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended July 31, 2025 (Unaudited)

Investment Income ($):
Interest Income	93,562,319
Expenses:
Management fee—Note 2(a)	4,312,893
Shareholder servicing costs—Note 2(b)	850,535
Administrative services fees—Note 2(c)	121,045
Registration fees	84,760
Professional fees	42,972
Custodian fees—Note 2(c)	24,240
Prospectus and shareholders’ reports	15,830
Chief Compliance Officer fees—Note 2(c)	13,746
Trustees’ fees and expenses—Note 2(d)	10,299
Shareholder and regulatory reports service fees—Note 2(c)	7,875
Miscellaneous	60,921
Total Expenses	5,545,116
Less—reduction in expenses due to undertaking—Note 2(a)	(215,565)
Less—reduction in fees due to earnings credits—Note 2(c)	(202)
Net Expenses	5,329,349
Net Investment Income	88,232,970
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(3,373)
Net Increase in Net Assets Resulting from Operations	88,229,597
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025

Operations ($):
Net investment income	88,232,970	205,138,038
Net realized gain (loss) on investments	(3,373)	24,713
Net Increase (Decrease) in Net Assets Resulting from Operations	88,229,597	205,162,751
Distributions ($):
Distributions to shareholders:
Institutional Shares	(70,504,421)	(157,048,096)
Investor Shares	(6,731,499)	(14,866,902)
Administrative Shares	(7,981,234)	(21,072,799)
Participant Shares	(3,018,873)	(12,160,872)
Total Distributions	(88,236,027)	(205,148,669)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	3,956,764,637	9,387,375,971
Investor Shares	226,427,945	444,340,695
Administrative Shares	630,852,381	1,814,274,424
Participant Shares	258,775,057	782,266,629
Distributions reinvested:
Institutional Shares	15,754,790	41,755,923
Investor Shares	2,560,114	4,950,889
Administrative Shares	6,418,311	17,510,285
Participant Shares	2,825,894	10,206,482
Cost of shares redeemed:
Institutional Shares	(3,900,258,271)	(9,486,527,595)
Investor Shares	(217,507,990)	(401,775,039)
Administrative Shares	(611,967,923)	(1,771,839,304)
Participant Shares	(329,073,526)	(939,914,233)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	41,571,419	(97,374,873)
Total Increase (Decrease) in Net Assets	41,564,989	(97,360,791)
Net Assets ($):
Beginning of Period	4,375,112,954	4,472,473,745
End of Period	4,416,677,943	4,375,112,954
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Institutional Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.021	.049	.050	.018	.000 (a)	.003
Distributions:
Dividends from net investment income	(.021 )	(.049 )	(.050 )	(.018 )	(.000 )(a)	(.003 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.07 (b)	5.04	5.06	1.79	.01	.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21 (c)	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets(d)	.20 (c),(e)	.20 (e)	.20 (e)	.19 (e)	.06	.20
Ratio of net investment income to average net assets(d)	4.14 (c),(e)	4.92 (e)	4.96 (e)	1.80 (e)	.01	.23
Net Assets, end of period ($ x 1,000)	3,513,130	3,440,875	3,498,262	3,318,127	3,435,107	3,211,177

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Investor Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.019	.047	.047	.016	.000 (a)	.002
Distributions:
Dividends from net investment income	(.019 )	(.047 )	(.047 )	(.016 )	(.000 )(a)	(.002 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.94 (b)	4.78	4.80	1.59	.01	.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46 (c)	.46	.46	.46	.46	.46
Ratio of net expenses to average net assets(d)	.45 (c),(e)	.45 (e)	.45 (e)	.39 (e)	.05	.29
Ratio of net investment income to average net assets(d)	3.89 (c),(e)	4.67 (e)	4.68 (e)	1.68 (e)	.00 (f)	.16
Net Assets, end of period ($ x 1,000)	352,817	341,337	293,819	200,348	170,780	321,743

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount represents less than .01%.
See notes to financial statements.
10

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Administrative Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.020	.048	.049	.017	.000 (a)	.002
Distributions:
Dividends from net investment income	(.020 )	(.048 )	(.049 )	(.017 )	(.000 )(a)	(.002 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.02 (b)	4.93	4.96	1.71	.01	.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31 (c)	.31	.31	.31	.31	.31
Ratio of net expenses to average net assets(d)	.30 (c),(e)	.30 (e)	.30 (e)	.27 (e)	.06	.25
Ratio of net investment income to average net assets(d)	4.03 (c),(e)	4.84 (e)	4.86 (e)	1.35 (e)	.01	.15
Net Assets, end of period ($ x 1,000)	409,518	384,216	324,267	296,075	678,022	525,656

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Participant Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.019	.045	.046	.015	.000 (a)	.001
Distributions:
Dividends from net investment income	(.019 )	(.045 )	(.046 )	(.015 )	(.000 )(a)	(.001 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.87 (b)	4.62	4.65	1.48	.01	.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61 (c)	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets(d)	.60 (c),(e)	.60 (e)	.60 (e)	.49 (e)	.06	.31
Ratio of net investment income to average net assets(d)	3.74 (c),(e)	4.58 (e)	4.56 (e)	1.42 (e)	.00 (f)	.14
Net Assets, end of period ($ x 1,000)	141,214	208,685	356,126	308,438	327,148	378,134

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount represents less than .01%.
See notes to financial statements.
12

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Dreyfus Government Securities Cash Management (the “fund”) is a separate diversified series of Dreyfus Government Cash Management Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional, Investor, Administrative and Participant. Each share class of the fund are subject to a Shareholder Services Plan. Participant shares of the fund are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of  Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Government Agencies Obligations	—	1,956,354,521	—	1,956,354,521
U.S. Treasury Bills	—	2,063,450,883	—	2,063,450,883
U.S. Treasury Floating Rate Notes	—	428,989,105	—	428,989,105
U.S. Treasury Notes	—	75,564,347	—	75,564,347
	—	4,524,358,856	—	4,524,358,856

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Interest Rate Risk:  This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.
U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended July 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended January 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $47,816 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2025. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended January 31, 2025 was as follows: ordinary income $205,148,669. The tax character of current year distributions will be determined at the end of the current fiscal year.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return and ratios within the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from the fees paid to the Adviser, or the Adviser will bear such excess expense. During the period ended July 31, 2025, there was no expense reimbursement pursuant to the Agreement.
The Adviser has contractually agreed, from February 1, 2025 through May 30, 2026, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund’s average daily net assets. On or after May 30, 2026, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $215,565 during the period ended July 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) Under the Compensation Shareholder Services Plan with respect to Investor, Administrative and Participant shares (the “Compensation Shareholder Services Plan”), Investor, Administrative and Participant shares pay the Distributor at an annual rate of .25%, ..10% and .25%, respectively, of the value of the average daily net assets of its shares for the provision of certain services. The
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 2025, Investor, Administrative and Participant shares were charged $433,110, $197,825 and $201,742, respectively, pursuant to each of their respective Compensation Shareholder Services Plan.
Under the Reimbursement Shareholder Services Plan with respect to its Institutional shares (the “Reimbursement Shareholder Services Plan”), Institutional shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Institutional shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional shares of the fund, and services related to the maintenance of shareholder accounts. During the period ended July 31, 2025, Institutional shares were charged $15,686 pursuant to the Reimbursement Shareholder Services Plan.
(c) Under the Administrative Services Plan with respect to Participant shares, pursuant to which the fund may pay the Distributor for the provision of certain type of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor at an annual rate of .15% of the value of their average daily net assets attributable to the fund’s Participant shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended July 31, 2025, Participant shares were charged $121,045, pursuant to the Administrative Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended July 31, 2025, the fund was charged $1,377 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $202.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended July 31, 2025, the fund was charged $24,240 pursuant to the custody agreement.
During the period ended July 31, 2025, the fund was charged $13,746 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended July 31, 2025, the Custodian was compensated $7,875 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $749,152, Administrative Services Plan fees of $18,563, Shareholder Services Plans fees of $137,542, Custodian fees of $15,927, Chief Compliance Officer fees of $1,496, Transfer Agent fees of $448 and Shareholder and regulatory reports service fees of $5,958, which are offset against an expense reimbursement currently in effect in the amount of $37,458.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
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Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $24,045.
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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on May 21, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund (“Independent Trustees”), were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of institutional U.S. government money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional U.S. government money market funds (the “Performance Universe”), all for various periods ended March 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional U.S. government money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was at or slightly above the Performance Group median and was slightly below the Performance Universe median for all periods. The Board also considered that the fund’s net total return performance was slightly below the Performance Group median and was above the Performance Universe median for all periods. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians during the periods under review.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by
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the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund
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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
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© 2025 BNY Mellon Securities Corporation
Code-0227NCSRSA0725

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: September 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: September 19, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: September 18, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)